Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (98,811)	$ (77,940)	$ (89,799)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	(1,524)	1,146	(137)
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	209	(446)	(4)
Other comprehensive (loss)/income for the period, net of tax	(1,315)	700	(141)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (100,126)	$ (77,240)	$ (89,940)